UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2023

Date of reporting period: April 30, 2023

Item 1.    Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund II

Investment Advisor

Kopernik Global Investors, LLC

KGGIX | KGGAX

Kopernik Global All-Cap Fund

KGIIX | KGIRX

Kopernik International Fund

Semi-Annual Report

APRIL 30, 2023

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2023

The Funds file their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and Form N-PORT reports are available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-887-4KGI; and (ii) on the SEC’s website at https://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2023
(Unaudited)

SECTOR WEIGHTINGS †:

† Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS COMMON STOCK — 77.2%	Shares	Value

AUSTRALIA — 4.4%

Newcrest Mining, Ltd.	4,845,815	$92,530,143

BRAZIL — 1.5%

Centrais Eletricas Brasileiras SA	4,503,211	30,434,910

CANADA — 17.0%

Aris Mining Corp. (A)	3,733,739	10,582,395

Artemis Gold, Inc. * † (A)	5,540,965	18,608,252

Barrick Gold Corp.	534,984	10,186,095

Bear Creek Mining Corp. * (A)	3,625,815	1,712,752

Cameco Corp. *	802,872	22,070,951

Denison Mines Corp. *	4,056,947	4,461,639

Dundee Corp., Cl A * (A)(B)	2,419,423	2,178,615

Equinox Gold Corp. * (A)	7,366,879	36,593,789

Fission Uranium Corp. * (A)	23,309,500	10,838,827

Gabriel Resources, Ltd. * † (A)(B)	60,679,056	10,300,906

IAMGOLD *	7,695,388	21,931,856

International Tower Hill Mines, Ltd. * (A)(B)	6,548,183	3,340,883

Ivanhoe Mines, Ltd., Cl A *	2,359,421	20,462,189

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2023
(Unaudited)

COMMON STOCK — continued	Shares	Value

CANADA — continued

MEG Energy Corp. *	401,438	$6,684,461

NexGen Energy, Ltd. *	5,338,450	20,765,126

Northern Dynasty Minerals, Ltd. (CAD) * (A)	2,873,848	604,529

Northern Dynasty Minerals, Ltd. (USD) *	15,400,762	3,215,679

Novagold Resources, Inc. *	2,955,724	16,079,139

Pan American Silver Corp.	1,288,961	22,946,997

Perpetua Resources * (A)	2,329,638	11,205,559

Sandstorm Gold, Ltd.	557,620	3,206,315

Seabridge Gold, Inc. (CAD) *	1,422,848	19,943,081

Seabridge Gold, Inc. (USD) * (A)	1,187,564	16,673,399

Sprott, Inc.	275,177	9,897,314

Western Copper & Gold Corp. *	2,339,413	3,988,666

Wheaton Precious Metals Corp.	951,819	47,000,822

		355,480,236

CHINA — 4.9%

CGN Power Co., Ltd. (C)	168,194,000	44,413,809

China Communications Services	41,952,000	22,988,215

Guangshen Railway Co., Ltd. * (A)	46,838,679	10,948,269

Hi Sun Technology China, Ltd. * (A)(B)	63,390,000	5,989,677

Shanghai Electric Group Co., Ltd. *	44,488,000	12,033,492

Sinopec Engineering Group	11,534,000	5,981,094

		102,354,556

FRANCE — 0.3%

Carrefour SA	255,418	5,312,868

HONG KONG — 2.5%

CK Hutchison Holdings, Ltd.	3,983,000	26,628,070

First Pacific	32,514,000	10,887,784

Luks Group Vietnam Holdings Co., Ltd. (A)(B)	9,255,000	1,308,727

WH Group, Ltd.	23,077,500	12,848,141

		51,672,722

JAPAN — 7.8%

Fukuda Corp. (A)	206,800	7,359,309

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2023
(Unaudited)

COMMON STOCK — continued	Shares	Value

JAPAN — continued

Icom, Inc.	186,000	$3,784,091

Inpex Corp.	917,000	10,034,780

Japan Petroleum Exploration Co., Ltd.	285,900	9,513,123

Kamigumi Co., Ltd.	665,950	14,594,868

Kato Sangyo Co., Ltd.	199,200	5,296,947

KYORIN Pharmaceutical Holdings, Inc. (A)	1,522,800	19,599,266

Medipal Holdings	712,000	10,877,880

Mitsubishi Corp.	412,800	15,304,920

Mitsui & Co., Ltd.	161,700	5,048,066

Ryosan, Ltd.	175,000	4,133,508

Suzuken Co., Ltd.	885,400	25,199,115

Tachi-S Co., Ltd., Cl S	372,700	3,338,448

Toho Holdings Co., Ltd.	561,000	11,192,510

West Japan Railway Co.	381,200	16,521,880

		161,798,711

KAZAKHSTAN — 3.6%

Halyk Savings Bank of Kazakhstan JSC GDR (B)	1,812,357	24,346,091

NAC Kazatomprom JSC GDR	656,195	18,652,569

NAC Kazatomprom JSC GDR (C)	1,110,803	31,574,957

		74,573,617

LEBANON — 0.1%

Solidere ADR *(B)(D)	174,732	2,335,293

MALAYSIA — 0.3%

Genting Plantations BHD	431,400	580,294

Oriental Holdings (B)	3,509,400	5,222,112

		5,802,406

RUSSIA — 4.2%

Etalon Group GDR * (A)(B)(D)	12,510,957	3,060,180

Federal Grid Unified Energy System PJSC *(B)(D)	17,511,927,373	7,072,651

Gazprom PJSC (B)(D)	25,899,221	17,541,542

Lenta International PJSC GDR *(B)(D)	6,287,850	3,528,113

LSR Group PJSC, Cl A *(B)(D)	1,673,664	3,704,139

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2023
(Unaudited)

COMMON STOCK — continued	Shares	Value

RUSSIA — continued

Moscow Exchange MICEX-RTS PJSC (B)(D)	14,084,614	$5,834,438

Polyus PJSC GDR *(B)(D)	613,103	11,911,304

RusHydro PJSC (B)(D)	6,529,118,388	20,240,267

Sberbank of Russia PJSC (B)(D)	12,648,865	11,406,991

VTB Bank PJSC *(B)(D)	47,423,109,862	3,972,927

		88,272,552

SINGAPORE — 3.5%

First Resources, Ltd.	17,874,500	20,607,215

Golden Agri-Resources, Ltd.	232,884,900	48,163,638

Yoma Strategic Holdings, Ltd. * (A)	66,818,200	5,075,148

		73,846,001

SOUTH AFRICA — 3.9%

Gold Fields, Ltd.	1,454,022	22,658,500

Harmony Gold Mining Co., Ltd.	64,096	300,255

Harmony Gold Mining Co., Ltd. ADR	7,085,511	32,664,206

Impala Platinum Holdings, Ltd.	2,623,155	25,538,517

		81,161,478

SOUTH KOREA — 12.8%

DL E&C Co., Ltd.	243,899	6,444,410

GS Holdings	223,008	6,625,915

Hana Financial Group	357,008	11,218,497

Hankook Tire Worldwide Co., Ltd.	1,356,342	12,802,823

Hyundai Department Store Co. (A)	598,821	23,186,285

Korea Electric Power Corp. *	2,254,879	31,481,328

Korea Electric Power Corp. ADR *	232,125	1,629,518

Korean Reinsurance	1,419,238	8,032,054

KT Corp.	2,284,829	51,277,806

KT Corp. ADR	2,622,878	29,638,522

LG Corp.	425,753	27,866,202

LG Uplus Corp.	5,330,772	43,970,169

Lotte Chemical Corp.	66,189	8,342,259

LX Holdings	417,447	2,661,087

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2023
(Unaudited)

COMMON STOCK — continued	Shares	Value

SOUTH KOREA — continued

PHA Co., Ltd.	420,687	$2,700,038

		267,876,913

SRI LANKA — 0.1%

Hemas Holdings PLC (A)(B)	16,019,905	3,172,428

THAILAND — 0.5%

Kasikornbank PLC	2,577,000	9,461,141

UKRAINE — 1.2%

Astarta Holding NV * (A)(B)	659,000	4,821,256

Kernel Holding SA * (A)	1,868,353	8,143,684

MHP SE (LSE Shares) GDR * (A)(B)	3,341,866	11,462,600

MHP SE (USD Shares) GDR *(B)(C)	44,627	153,071

		24,580,611

UNITED KINGDOM — 1.0%

Yellow Cake PLC * (A)(C)	4,546,254	21,497,816

UNITED STATES — 7.6%

Air Lease Corp., Cl A	113,738	4,574,542

Ivanhoe Electric *	576,988	6,871,927

Range Resources Corp.	1,473,416	38,971,853

Royal Gold, Inc.	206,908	27,402,895

Sabre Corp. *	641,678	2,566,712

SkyWest, Inc. *	977,352	27,659,062

Southwestern Energy Co. *	9,728,155	50,489,125

		158,536,116

TOTAL COMMON STOCK (Cost $1,701,062,166)		1,610,700,518

PREFERRED STOCK — 4.2%

BRAZIL — 1.3%

Petroleo Brasileiro (E)	5,528,600	26,214,241

CANADA — 0.1%

Gabriel Resources, Ltd.* (A)(B)(E)	4,960,582	842,111

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2023
(Unaudited)

PREFERRED STOCK — continued	Shares	Value

CANADA — continued

Gabriel Resources, Ltd. * (A)(B)(E)	3,471,971	$589,403

		1,431,514

GERMANY — 0.7%

Draegerwerk & KGaA 0.900%(A)	263,336	14,818,864

SOUTH KOREA — 2.0%

Hyundai Motor Co. 4.170%	141,440	11,225,994

Hyundai Motor Co., Series 2 4.170%	381,279	31,627,871

		42,853,865

UNITED STATES — 0.1%

Sabre Corp. 6.500%*	40,300	2,413,970

TOTAL PREFERRED STOCK (Cost $79,941,733)		87,732,454

UNIT TRUST FUND — 2.1%

CANADA — 2.1%

Sprott Physical Uranium Trust *	3,648,303	43,838,339

TOTAL UNIT TRUST FUND (Cost $28,224,587)		43,838,339

RIGHTS — 0.1%	Number of Rights

CANADA — 0.1%

Pan American Silver Corp., Expires 02/22/29 #(B)(D)	2,532,384	1,392,811

TOTAL RIGHTS (Cost $–)		1,392,811

CONVERTIBLE BOND — 0.0%	Face Amount

INDIA — 0.0%

REI Agro, Ltd. 5.500%, 13/11/14(D)	$723,000	—

TOTAL CONVERTIBLE BOND (Cost $723,000)		—

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2023
(Unaudited)

U.S. TREASURY OBLIGATIONS — 10.2%	Face Amount	Value

United States Treasury Bill 4.929%, 08/17/23(F)	$217,258,200	$214,030,124

TOTAL U.S. TREASURY OBLIGATIONS (Cost $214,123,164)		214,030,124

SHORT TERM INVESTMENT — 0.1%	Shares

Dreyfus Treasury Securities Cash Management Fund, Cl Participant Shares, 3.940%(G)	1,246,503	1,246,503

TOTAL SHORT TERM INVESTMENT (Cost $1,246,503)		1,246,503

PURCHASED OPTION — 0.8%		Value

UNITED STATES — 0.8% *

TOTAL PURCHASED OPTIONS (Cost $29,660,401)		16,990,420

TOTAL INVESTMENTS— 94.7% (Cost $2,054,981,554)		1,975,931,169

Other Assets and Liabilities, Net — 5.3%		109,552,965

NET ASSETS — 100.0%		$2,085,484,134

A list of the exchange traded option contracts held by the Fund at April 30, 2023, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.8%

Put Options
August 2023 Puts on SPX*	582	$242,663,736	$4,100.00	08/18/23	$6,221,580

June 2023 Puts on SPX*	753	313,961,844	4,055.00	06/16/23	3,524,040

May 2023 Puts on SPXW*	1,415	589,981,420	4,150.00	05/31/23	7,244,800

TOTAL PURCHASED OPTIONS (Cost $29,660,401)		$1,146,607,000			$16,990,420

*	Non-income producing security.
†	Restricted Equity.
#	Expiration date unavailable.
(A)	Affiliated investment.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2023
(Unaudited)

(B)	Securities considered illiquid. The total value of such securities as of April 30, 2023 was $165,728,536 and represented 7.9% of Net Assets.
(C)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of April 30, 2023 was $97,639,653 and represents 4.7% of Net Assets.

(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Rate unavailable.
(F)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(G)	The rate reported is the 7-day effective yield as of April 30, 2023.

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

LSE — London Stock Exchange

Ltd. — Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

SPX — Standard and Poor’s 500 Index

SPXW — Standard and Poor’s 500 Index Weekly

USD — United States Dollar

The following is a summary of the level of inputs us as of April 30, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock

Australia	$—	$92,530,143	$—	$92,530,143

Brazil	30,434,910	—	—	30,434,910

Canada	355,480,236	—	—	355,480,236

China	—	102,354,556	—	102,354,556

France	—	5,312,868	—	5,312,868

Hong Kong	1,308,727	50,363,995	—	51,672,722

Japan	—	161,798,711	—	161,798,711

Kazakhstan	—	74,573,617	—	74,573,617

Lebanon	—	—	2,335,293	2,335,293

Malaysia	580,294	5,222,112	—	5,802,406

Russia	—	—	88,272,552	88,272,552

Singapore	—	73,846,001	—	73,846,001

South Africa	32,664,206	48,497,272	—	81,161,478

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2023
(Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total

South Korea	$31,268,040	$236,608,873	$—	$267,876,913

Sri Lanka	—	3,172,428	—	3,172,428

Thailand	—	9,461,141	—	9,461,141

Ukraine	16,436,927	8,143,684	—	24,580,611

United Kingdom	—	21,497,816	—	21,497,816

United States	158,536,116	—	—	158,536,116

Total Common Stock	626,709,456	893,383,217	90,607,845	1,610,700,518

Preferred Stock

Brazil	26,214,241	—	—	26,214,241

Canada	1,431,514	—	—	1,431,514

Germany	—	14,818,864	—	14,818,864

South Korea	—	42,853,865	—	42,853,865

United States	2,413,970	—	—	2,413,970

Total Preferred Stock	30,059,725	57,672,729	—	87,732,454

Unit Trust Fund

Canada	43,838,339	—	—	43,838,339

Rights

Canada	—	—	1,392,811	1,392,811

Convertible Bond

India	—	—	—	—

U.S. Treasury Obligations

United States	—	214,030,124	—	214,030,124

Short Term Investment

United States	1,246,503	—	—	1,246,503

Purchased Options

United States	16,990,420	—	—	16,990,420

Total Investments in Securities	$718,844,443	$1,165,086,070	$92,000,656	$1,975,931,169

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2023
(Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Convertible Bond	Rights	Total
Beginning balance as of November 1, 2022	$93,899,270	$ —	$1,519,430	$95,418,700
Accrued discounts/ premiums	—	—	—	—
Realized gain/(loss)	—	—	—	—
Change in unrealized appreciation/(depreciation)	(3,291,425)	—	(126,619)	(3,418,044)
Purchases	—	—	—	—
Sales	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Ending balance as of April 30, 2023	$90,607,845	$ —	$1,392,811	$92,000,656

Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$(3,291,425)	$ —	$(126,619)	$(3,418,044)

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

As of April 30, 2023, the Global All Cap Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings or acquired through restructuring and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at April 30, 2023, were as follows:

Description	Number of Shares	Acquisition Date/Right to Acquire Date	Cost	Market Value

Common Stock

Artemis Gold, Inc.	5,540,965	5/12/2021	$19,048,806	$18,608,252

Gabriel Resources, Ltd.	60,679,056	5/31/2021	17,344,165	10,300,906

			$36,392,971	$28,909,158

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2023
(Unaudited)

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2022 through April 30, 2023. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value as of 10/31/2022	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 4/30/2023	Dividend/ Interest Income

Aris Mining Corp.
$ —	$8,932,438	$—	$—	$1,649,957	$10,582,395	$—
Artemis Gold, Inc.
15,179,525	36,806	—	—	3,391,921	18,608,252	—
Astarta Holding NV
2,683,429	—	—	—	2,137,827	4,821,256	—
Bear Creek Mining Corp.
1,011,348	—	—	—	701,404	1,712,752	—
Draegerwerk & KGaA
8,911,447	1,785,996	—	—	4,121,421	14,818,864	—
Dundee Corp., Cl A
2,184,380	—	—	—	(5,765)	2,178,615	—
Equinox Gold Corp.
27,125,664	4,289,155	(9,672,770)	(4,495,230)	19,346,970	36,593,789	—
Etalon Group GDR
3,265,360	—	—	—	(205,180)	3,060,180	—
Fission Uranium Corp.
12,147,939	—	—	—	(1,309,112)	10,838,827	—
Fukuda Corp.
6,745,217	—	—	—	614,092	7,359,309	186,593
Gabriel Resources, Ltd.
8,462,598	—	—	—	1,838,308	10,300,906	—
Gabriel Resources, Ltd.
1,176,045	—	—	—	255,469	1,431,514	—
Guangshen Railway Co., Ltd.
6,086,316	—	—	—	4,861,953	10,948,269	—
Hemas Holdings PLC
2,415,039	—	—	—	757,389	3,172,428	17,444
Hi Sun Technology China, Ltd.
4,982,187	1,317,613	—	—	(310,123)	5,989,677	—
Hyundai Department Store Co.
14,500,221	8,944,479	—	—	(258,415)	23,186,285	425,174
International Tower Hill Mines, Ltd.
2,828,815	—	—	—	512,068	3,340,883	—
Kernel Holding SA
8,308,480	—	(2,327,364)	(4,970,266)	7,132,834	8,143,684	—
KYORIN Pharmaceutical Holdings, Inc.
13,159,124	5,684,825	—	—	755,317	19,599,266	356,781
Luks Group Vietnam Holdings Co., Ltd.
1,167,243	—	—	—	141,484	1,308,727	—
MHP SE (LSE Shares) GDR
9,858,505	—	—	—	1,604,095	11,462,600	—
Northern Dynasty Minerals, Ltd. (CAD)
696,128	—	—	—	(91,599)	604,529	—

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2023
(Unaudited)

Value as of 10/31/2022	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 4/30/2023	Dividend/ Interest Income

Perpetua Resources
$ 5,474,649	$—	$—	$—	$5,730,910	$11,205,559	$—
Seabridge Gold, Inc. (USD)
13,193,507	—	(557,721)	(332,375)	4,369,988	16,673,399	—
Yellow Cake PLC
22,345,720	—	—	—	(847,904)	21,497,816	—
Yoma Strategic Holdings, Ltd.
3,917,710	—	—	—	1,157,438	5,075,148	—

Totals:
$ 197,826,596	$30,991,312	$(12,557,855)	$(9,797,871)	$58,052,747	$264,514,929	$985,992

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
APRIL 30, 2023
(Unaudited)

SECTOR WEIGHTINGS †:

† Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

SCHEDULE OF INVESTMENTS COMMON STOCK — 73.5%	Shares	Value

AUSTRALIA — 4.5%

Newcrest Mining, Ltd.	1,475,943	$28,182,920

BRAZIL — 0.5%

Centrais Eletricas Brasileiras SA	440,360	2,976,169

CANADA — 13.6%

Barrick Gold Corp.	814,321	15,504,672

Cameco Corp. *	473,477	13,015,883

Equinox Gold Corp. * (A)	1,167,521	5,799,473

Ivanhoe Mines, Ltd., Cl A *	856,800	7,430,638

MEG Energy Corp. *	281,750	4,691,501

Novagold Resources, Inc. *	2,006,096	10,913,162

Pan American Silver Corp.	372,194	6,626,062

Wheaton Precious Metals Corp.	409,972	20,244,417

		84,225,808

CHINA — 7.2%

Alibaba Group Holding, Ltd. *	320,000	3,383,561

Alibaba Group Holding, Ltd. ADR *	33,600	2,845,584

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
APRIL 30, 2023
(Unaudited)

COMMON STOCK — continued	Shares	Value

CHINA — continued

CGN Power Co., Ltd. (B)	48,986,000	$12,935,389

China Communications Services	15,604,000	8,550,441

China Shenhua Energy Co., Ltd.	990,000	3,288,334

Guangshen Railway Co., Ltd. * (A)	10,844,000	2,534,722

PAX Global Technology, Ltd.	3,664,000	3,018,189

Shanghai Electric Group Co., Ltd. *	12,578,000	3,402,204

Shanghai Mechanical and Electrical Industry, Cl B	4,311,615	4,872,979

		44,831,403

FRANCE — 0.3%

Carrefour SA	84,514	1,757,949

GERMANY — 0.9%

BASF	111,853	5,785,521

HONG KONG — 3.8%

CK Hutchison Holdings, Ltd.	1,459,000	9,754,044

K Wah International Holdings, Ltd.	7,399,000	2,556,832

SJM Holdings, Ltd. *	9,256,443	4,820,114

WH Group, Ltd.	11,138,000	6,200,957

		23,331,947

INDONESIA — 1.0%

Indofood Sukses Makmur	14,752,800	6,493,774

JAPAN — 6.9%

Inpex Corp.	527,100	5,768,083

Kamigumi Co., Ltd.	211,100	4,626,439

Medipal Holdings	353,300	5,397,690

Mitsubishi Corp.	135,400	5,020,073

Mitsui & Co., Ltd.	97,500	3,043,824

Suzuken Co., Ltd.	296,600	8,441,447

TS Tech Co., Ltd.	390,200	5,261,638

West Japan Railway Co.	115,400	5,001,639

		42,560,833

KAZAKHSTAN — 4.8%

Halyk Savings Bank of Kazakhstan JSC GDR (C)	645,447	8,670,539

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
APRIL 30, 2023
(Unaudited)

COMMON STOCK — continued	Shares	Value

KAZAKHSTAN — continued

NAC Kazatomprom JSC GDR	402,586	$11,443,645

NAC Kazatomprom JSC GDR (B)	335,296	9,530,904

		29,645,088

NETHERLANDS — 0.5%

AerCap Holdings *	52,267	2,945,768

RUSSIA — 5.3%

Federal Grid Unified Energy System PJSC *(C)(D)	3,021,385,233	1,220,266

Gazprom Neft PJSC (C)(D)	2,817,940	5,280,004

Gazprom PJSC (C)(D)	8,122,810	5,533,363

Lenta International PJSC GDR *(C)(D)	1,271,467	713,420

LSR Group PJSC, Cl A *(C)(D)	510,671	1,130,213

Moscow Exchange MICEX-RTS PJSC (C)(D)	5,746,159	2,380,300

Polyus PJSC GDR *(C)(D)	249,258	4,842,559

RusHydro PJSC (C)(D)	991,278,397	3,081,361

Sberbank of Russia PJSC (C)(D)	8,292,394	7,478,241

VTB Bank PJSC *(C)(D)	11,647,406,497	975,775

		32,635,502

SINGAPORE — 2.3%

Golden Agri-Resources, Ltd.	70,249,000	14,528,410

SOUTH AFRICA — 3.3%

Gold Fields, Ltd.	629,804	9,814,442

Harmony Gold Mining Co., Ltd. ADR	926,497	4,271,151

Impala Platinum Holdings, Ltd.	641,193	6,242,528

		20,328,121

SOUTH KOREA — 12.3%

DL E&C Co., Ltd.	188,490	4,980,368

GS Holdings	94,295	2,801,651

Hana Financial Group	45,885	1,441,874

Hyundai Mobis, Co., Ltd.	45,534	7,415,681

Korea Electric Power Corp. *	328,926	4,592,276

Korea Electric Power Corp. ADR *	319,396	2,242,160

KT Corp.	706,087	15,846,522

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
APRIL 30, 2023
(Unaudited)

COMMON STOCK — continued	Shares	Value
SOUTH KOREA — continued

KT Corp. ADR	940,730	$10,630,249

LG Corp.	131,305	8,594,119

LG Uplus Corp.	1,498,583	12,360,864

Lotte Chemical Corp.	43,113	5,433,831

		76,339,595

THAILAND — 0.2%

Kasikornbank PLC	385,900	1,416,785

UKRAINE — 0.4%

MHP SA GDR * (A)(C)	792,536	2,718,399

UNITED KINGDOM — 2.1%

Fresnillo PLC	794,018	7,105,840

Yellow Cake PLC * (A)(B)	1,253,569	5,927,737

		13,033,577

UNITED STATES — 3.6%

Royal Gold, Inc.	94,398	12,502,071

Sabre Corp. *	2,525,505	10,102,020

		22,604,091

TOTAL COMMON STOCK (Cost $482,840,577)		456,341,660

PREFERRED STOCK — 2.1%
BRAZIL — 1.3%

Petroleo Brasileiro 0.000%(E)	1,621,300	7,687,507

SOUTH KOREA — 0.8%

Hyundai Motor Co., Series 2 4.170%	62,213	5,160,695

TOTAL PREFERRED STOCK (Cost $10,730,410)		12,848,202

U.S. TREASURY OBLIGATIONS — 21.2%	Face Amount

United States Treasury Bills

5.014%, 08/24/23(F)	$24,492,600	24,101,190

4.938%, 07/13/23(F)	19,082,700	18,894,253

4.745%, 05/25/23(F)	24,172,000	24,103,815

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
APRIL 30, 2023
(Unaudited)

U.S. TREASURY OBLIGATIONS — continued	Face Amount	Value

4.655%, 06/08/23(F)	$27,000,000	$26,864,554

4.644%, 06/13/23(F)	18,998,000	18,887,121

3.862%, 05/16/23(F)	18,915,000	18,881,826

TOTAL U.S. TREASURY OBLIGATIONS (Cost $131,748,665)		131,732,759

SHORT TERM INVESTMENT — 1.0%	Shares

Dreyfus Treasury Securities Cash Management Fund, Cl Participant Shares, 3.940%(G)	6,140,731	6,140,731

TOTAL SHORT TERM INVESTMENT (Cost $6,140,731)		6,140,731

TOTAL INVESTMENTS— 97.8% (Cost $631,460,383)		607,063,352

Other Assets and Liabilities, Net — 2.2%		13,517,216

NET ASSETS — 100.0%		$620,580,568

*	Non-income producing security.
(A)	Affiliated investment.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of April 30, 2023 was $28,394,030 and represents 4.6% of Net Assets.

(C)	Securities considered illiquid. The total value of such securities as of April 30, 2023 was $44,024,440 and represented 7.1% of Net Assets.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Rate unavailable.
(F)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(G)	The rate reported is the 7-day effective yield as of April 30, 2023.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

Ltd. — Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
APRIL 30, 2023
(Unaudited)

The following is a summary of the level of inputs us as of April 30, 2023, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock

Australia	$—	$28,182,920	$—	$28,182,920

Brazil	2,976,169	—	—	2,976,169

Canada	84,225,808	—	—	84,225,808

China	—	44,831,403	—	44,831,403

France	—	1,757,949	—	1,757,949

Germany	—	5,785,521	—	5,785,521

Hong Kong	—	23,331,947	—	23,331,947

Indonesia	—	6,493,774	—	6,493,774

Japan	—	42,560,833	—	42,560,833

Kazakhstan	—	29,645,088	—	29,645,088

Netherlands	2,945,768	—	—	2,945,768

Russia	—	—	32,635,502	32,635,502

Singapore	—	14,528,410	—	14,528,410

South Africa	—	20,328,121	—	20,328,121

South Korea	—	76,339,595	—	76,339,595

Thailand	—	1,416,785	—	1,416,785

Ukraine	2,718,399	—	—	2,718,399

United Kingdom	—	13,033,577	—	13,033,577

United States	22,604,091	—	—	22,604,091

Total Common Stock	115,470,235	308,235,923	32,635,502	456,341,660

Preferred Stock

Brazil	7,687,507	—	—	7,687,507

South Korea	—	5,160,695	—	5,160,695

Total Preferred Stock	7,687,507	5,160,695	—	12,848,202

U.S. Treasury Obligations

United States	—	131,732,759	—	131,732,759

Short Term Investment

United States	—	6,140,731	—	6,140,731

Total Investments in Securities	$123,157,742	$451,270,108	$32,635,502	$607,063,352

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
APRIL 30, 2023
(Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Beginning balance as of November 1, 2022	$31,777,266

Accrued discounts/premiums	—

Realized gain/(loss)	—

Change in unrealized appreciation/(depreciation)	858,236

Purchases	—

Sales	—

Transfers into Level 3	—

Transfers out of Level 3	—

Ending balance as of April 30, 2023	$32,635,502

Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$858,236

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2022 through April 30, 2023 As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value as of 10/31/2022	Purchases at Cost	Proceeds from Sale	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value as of 4/30/2023	Dividend/ Interest Income

Equinox Gold Corp.
$ 1,476,188	$4,295,539	$(2,502,983)	$489,008	$2,041,721	$5,799,473	$—
Guangshen Railway Co., Ltd.
1,409,092	—	—	—	1,125,630	2,534,722	—
MHP SA GDR
2,337,981	—	—	—	380,418	2,718,399	—
Yellow Cake PLC
6,161,535	—	—	—	(233,798)	5,927,737	—

Totals:
$ 11,384,796	$4,295,539	$(2,502,983)	$489,008	$3,313,971	$16,980,331	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2023
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Kopernik Global All-Cap Fund	Kopernik International Fund

Assets:
Investments, at Value (Cost $1,790,466,622 and $613,978,686)	$1,711,416,240	$590,083,022
Affiliated Investments, at Value (Cost $264,514,932 and $17,481,697)	264,514,929	16,980,330
Cash	79,523,818	8,492,133
Foreign Currency, at Value (Cost $15,409,823 and $3,687,539)	14,540,537	3,484,119
Dividend and Interest Receivable	6,573,266	2,274,291
Receivable for Capital Shares Sold	5,434,433	1,047,114
Receivable for Investment Securities Sold	5,308,874	23,230
Reclaim Receivable	944,474	147,071
Prepaid Expenses	45,107	20,731

Total Assets	2,088,301,678	622,552,041

Liabilities:
Payable for Investment Securities Purchased	750,764	—
Payable for Capital Shares Redeemed	320,486	1,411,215
Unrealized Loss on Foreign Spot Currency Contracts	2,779	812
Payable due to Adviser	1,509,034	452,034
Payable due to Administrator	120,417	36,260
Distribution Fees Payable (Class A Shares)	14,997	3,427
Payable due to Trustees	8,213	1,538
Chief Compliance Officer Fees Payable	4,685	1,278
Other Accrued Expenses and Other Payables	86,169	64,909

Total Liabilities	2,817,544	1,971,473

Net Assets	$2,085,484,134	$620,580,568

Net Assets Consist of:
Paid-in Capital	$2,182,918,792	$632,309,735
Total Distributable Loss	(97,434,658)	(11,729,167)

Net Assets	$2,085,484,134	$620,580,568

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2023
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Kopernik Global All-Cap Fund	Kopernik International Fund
Class A Shares:
Net Assets	$81,018,498	N/A
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	6,831,206	N/A
Net Asset Value Offering and Redemption Price, Per Share*	$11.86	N/A

Maximum Offering Price Per Share ($ 11.86/94.25%)	$12.58	N/A

Class I Shares:
Net Assets	$2,004,465,636	$602,209,792
Outstanding Shares of beneficial interest
(unlimited authorization - no par value)	169,903,881	41,033,355
Net Asset Value Offering and Redemption Price, Per Share	$11.80	$14.68

Investor Shares:
Net Assets	N/A	$18,370,776
Outstanding Shares of beneficial interest
(unlimited authorization - no par value)	N/A	1,257,382
Net Asset Value Offering and Redemption Price, Per Share	N/A	14.61

* Class A Shares are subject to a maximum contingent deferred sales charge of 0.75% if shares are redeemed within 18 months of purchase.

N/A — not applicable

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
FOR THE SIX MONTHS
ENDED APRIL 30, 2023
(Unaudited)

STATEMENTS OF OPERATIONS
	Kopernik Global All-Cap Fund	Kopernik International Fund

Investment Income:

Dividends	$24,744,640	$6,997,413

Dividends from Affiliated Investments	985,992	—

Interest	4,308,369	2,898,294

Less: Foreign Taxes Withheld	(2,847,353)	(849,034)

Total Investment Income	27,191,648	9,046,673

Expenses:

Investment Advisory Fees	8,461,567	2,698,755

Administration Fees	677,700	216,397

Distribution Fees (Class A Shares)	95,353	19,351

Trustees’ Fees	20,394	6,684

Chief Compliance Officer Fees	3,663	1,393

Custodian Fees	312,213	87,917

Transfer Agent Fees	72,564	37,028

Registration and Filing Fees	30,603	35,027

Legal Fees	26,109	8,379

Printing Fees	20,633	6,721

Audit Fees	17,682	13,253

Other Expenses	24,324	9,136

Total Expenses	9,762,805	3,140,041

Less:

Fees Paid Indirectly — Note 4	(11,706)	(5,583)

Net Expenses	9,751,099	3,134,458

Net Investment Income	17,440,549	5,912,215

Net Realized Gain (Loss) on:

Investments	95,643,040	20,925,567

Affiliated Investments	(9,797,871)	489,008

Purchased Options	(16,624,633)	—

Foreign Currency Transactions	(434,673)	(19,809)

Net Realized Gain	68,785,863	21,394,766

Net Change in Unrealized Appreciation (Depreciation) on:

Investments	152,025,858	75,722,957

Affiliated Investments	58,052,747	3,313,971

Purchased Options	(12,669,981)	—

Foreign Currency Transactions	(2,737,571)	(767,116)

Net Change in Unrealized Appreciation	194,671,053	78,269,812

Net Realized and Unrealized Gain	263,456,916	99,664,578

Net Increase in Net Assets Resulting from Operations	$280,897,465	$105,576,793

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$17,440,549	$23,526,451
Net Realized Gain	68,785,863	227,744,172
Net Change in Unrealized Appreciation (Depreciation)	194,671,053	(740,784,231)

Net Increase (Decrease) in Net Assets Resulting From Operations	280,897,465	(489,513,608)

Distributions:
Class A Shares	(8,876,579)	(8,728,029)
Class I Shares	(192,009,334)	(188,247,298)

Total Distributions	(200,885,913)	(196,975,327)

Capital Share Transactions:(1)
Class A Shares
Issued	12,453,715	26,291,643
Reinvestment of Distributions	7,451,740	6,523,848
Redeemed	(11,687,462)	(38,144,477)

Net Class A Share Transactions	8,217,993	(5,328,986)

Class I Shares
Issued	507,421,539	451,004,682
Reinvestment of Distributions	152,319,768	142,111,899
Redeemed	(473,981,138)	(457,720,571)

Net Class I Share Transactions	185,760,169	135,396,010

Net Increase in Net Assets From Capital Share Transactions	193,978,162	130,067,024

Total Increase (Decrease) in Net Assets	273,989,714	(556,421,911)

Net Assets:
Beginning of Year/Period	1,811,494,420	2,367,916,331

End of Year/Period	$2,085,484,134	$1,811,494,420

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations:
Net Investment Income	$5,912,215	$6,179,452
Net Realized Gain	21,394,766	14,878,834
Net Change in Unrealized Appreciation (Depreciation)	78,269,812	(189,001,054)

Net Increase (Decrease) in Net Assets Resulting From Operations	105,576,793	(167,942,768)

Distributions:
Class I Shares	(15,253,620)	(32,578,533)
Investor Shares	(278,165)	(590,017)

Total Distributions	(15,531,785)	(33,168,550)

Capital Share Transactions:(1)
Class I Shares
Issued	203,789,831	391,630,329
Reinvestment of Distributions	9,843,837	25,377,608
Redeemed	(201,939,523)	(282,538,678)

Net Class I Share Transactions	11,694,145	134,469,259

Investor Shares
Issued	6,828,788	13,114,654
Reinvestment of Distributions	257,503	501,729
Redeemed	(2,436,925)	(5,396,717)

Net Investor Share Transactions	4,649,366	8,219,666

Net Increase in Net Assets From Capital Share Transactions	16,343,511	142,688,925

Total Increase (Decrease) in Net Assets	106,388,519	(58,422,393)

Net Assets:
Beginning of Year/Period	514,192,049	572,614,442

End of Year/Period	$620,580,568	$514,192,049

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year/Period

	Class A Shares
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018

Net Asset Value, Beginning of Year/Period	$11.56	$15.91	$11.45	$9.75	$9.55	$10.78

Income (Loss) from Investment Operations:
Net Investment Income*	0.10	0.12	0.12	0.11	0.09	0.06

Net Realized and Unrealized Gain (Loss)	1.68	(3.21)	4.94	1.86	0.11	(0.85)

Total from Investment Operations	1.78	(3.09)	5.06	1.97	0.20	(0.79)
Dividends and Distributions:

Net Investment Income	(0.05)	(0.73)	(0.35)	(0.27)	—	(0.44)

Capital Gains	(1.43)	(0.53)	(0.25)	—	—	—

Total Dividends and Distributions	(1.48)	(1.26)	(0.60)	(0.27)	—	(0.44)

Net Asset Value, End of Year/Period	$11.86	$11.56	$15.91	$11.45	$9.75	$9.55

Total Return†	16.28%	(20.79)%	45.38%	20.64%	2.09%	(7.76)%

Ratios and Supplemental Data

Net Assets, End of Year/Period (Thousands)	$81,018	$70,443	$105,632	$59,266	$56,434	$57,586
Ratio of Expenses to Average Net Assets(1)	1.27%	1.26%	1.28%	1.30%	1.30%	1.29%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.27%	1.26%	1.28%	1.30%	1.30%	1.29%
Ratio of Net Investment Income to Average Net Assets	1.70%	0.87%	0.81%	1.01%	0.93%	0.54%
Portfolio Turnover Rate	18%§	58%	45%	50%	31%	44%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

§	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year/Period

	Class I Shares

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018

Net Asset Value, Beginning of Year/Period	$11.52	$15.87	$11.41	$9.73	$9.53	$10.75

Income (Loss) from Investment Operations:
Net Investment Income*	0.11	0.15	0.15	0.13	0.12	0.08

Net Realized and Unrealized Gain (Loss)	1.68	(3.20)	4.93	1.85	0.10	(0.84)

Total from Investment Operations	1.79	(3.05)	5.08	1.98	0.22	(0.76)

Dividends and Distributions:

Net Investment Income	(0.08)	(0.77)	(0.37)	(0.30)	(0.02)	(0.46)

Capital Gains	(1.43)	(0.53)	(0.25)	—	—	—

Total Dividends and Distributions	(1.51)	(1.30)	(0.62)	(0.30)	(0.02)	(0.46)

Net Asset Value, End of Year/Period	$11.80	$11.52	$15.87	$11.41	$9.73	$9.53

Total Return†	16.48%	(20.64)%	45.83%	20.81%	2.36%	(7.45)%

Ratios and Supplemental Data

Net Assets, End of Year/Period (Thousands)	$2,004,466	$1,741,051	$2,262,284	$1,092,683	$930,874	$988,391
Ratio of Expenses to Average Net Assets(1)	1.02%	1.01%	1.03%	1.05%	1.05%	1.04%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.02%	1.01%	1.03%	1.05%	1.05%	1.04%
Ratio of Net Investment Income to Average
Net Assets	1.85%	1.13%	1.06%	1.25%	1.18%	0.83%
Portfolio Turnover Rate	18%§	58%	45%	50%	31%	44%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

§	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year/Period

	Class I Shares

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018

Net Asset Value, Beginning of Year/Period	$12.51	$17.42	$13.21	$12.38	$11.31	$11.92

Income (Loss) from Investment Operations:
Net Investment Income*	0.14	0.15	0.14	0.14	0.16	0.13

Net Realized and Unrealized Gain (Loss)	2.37	(4.13)	4.50	1.01	1.04	(0.58)

Total from Investment Operations	2.51	(3.98)	4.64	1.15	1.20	(0.45)

Dividends and Distributions:

Net Investment Income	(0.16)	(0.34)	(0.26)	(0.16)	(0.13)	(0.11)

Capital Gains	(0.18)	(0.59)	(0.17)	(0.16)	—	(0.05)

Total Dividends and Distributions	(0.34)	(0.93)	(0.43)	(0.32)	(0.13)	(0.16)

Net Asset Value, End of Year/Period	$14.68	$12.51	$17.42	$13.21	$12.38	$11.31

Total Return†	20.24%	(24.02)%	35.71%	9.41%	10.78%	(3.83)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$602,210	$502,671	$565,278	$215,822	$168,011	$128,401
Ratio of Expenses to Average Net Assets(1)	1.03%	1.04%	1.09%(2)	1.10%	1.10%	0.93%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.03%	1.04%	1.06%	1.11%	1.12%	1.13%
Ratio of Net Investment Income to Average
Net Assets	1.96%	1.06%	0.83%	1.11%	1.32%	1.06%
Portfolio Turnover Rate	30%§	62%	56%	61%	45%	34%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

§	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year/Period

	Investor Shares

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020	Period Ended October 31, 2019 (1)

Net Asset Value, Beginning of Year/Period	$12.44	$17.36	$13.18	$12.36	$11.41

Income (Loss) from Investment Operations:

Net Investment Income*	0.11	0.13	0.11	0.13	0.14

Net Realized and Unrealized Gain (Loss)	2.37	(4.14)	4.48	0.98	0.94

Total from Investment Operations	2.48	(4.01)	4.59	1.11	1.08

Dividends and Distributions:

Net Investment Income	(0.13)	(0.32)	(0.24)	(0.13)	(0.13)

Capital Gains	(0.18)	(0.59)	(0.17)	(0.16)	—

Total Dividends and Distributions	(0.31)	(0.91)	(0.41)	(0.29)	(0.13)

Net Asset Value, End of Year/Period	$14.61	$12.44	$17.36	$13.18	$12.36

Total Return†	20.07%	(24.26)%	35.39%	9.12%	9.61%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$18,371	$11,521	$7,336	$1,383	$250
Ratio of Expenses to Average Net Assets(2)	1.28%††	1.29%	1.34%(3)	1.35%	1.35%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Recaptured Fees and Fees Paid Indirectly)	1.28%††	1.29%	1.31%	1.36%	1.37%††
Ratio of Net Investment Income to Average Net Assets	1.63%	0.87%	0.68%	1.02%	1.32%††
Portfolio Turnover Rate	30%§	62%	56%	61%	45%§

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
§	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Investor Class Shares commenced operations December 10, 2018.
(2)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.
(3)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

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NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 9 funds. The financial statements herein are those of the Kopernik Global All-Cap Fund and Kopernik International Fund (each a “Fund” and, collectively, the “Funds”). The investment objective of the Funds is long-term growth of capital. The Kopernik Global All-Cap Fund is diversified and invests primarily (at least 40% of its net assets) in equity securities of companies located in at least three countries other than the U.S. The Kopernik International Fund is diversified and invests primarily in equity securities of companies located throughout the world. The financial statements of the remaining funds of the Trust are presented separately. Kopernik Global Investors, LLC serves as the Funds investment adviser (the “Adviser”). The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Effective September 27, 2018, the Kopernik International Fund Class A shares were re-designated as Investor Class Shares. This share class name change had no impact on any Fund operations or investment policies. The Investor Class Shares commenced operations on December 10, 2018.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if

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the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Options for which the primary market is a national securities exchange are valued at the last bid price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.

Securities for which market prices are not “readily available” are required to be fair valued under the 1940 Act.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Funds through a Fair Value Committee (the “Committee”) established by the Adviser and approved new Adviser Fair Value Procedures for the Funds. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Funds’ Board of Trustees and were implemented through a Fair Value Committee designated by the Board.

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Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2023, the total market value of securities in the Kopernik Global All-Cap Fund valued in accordance with fair value procedures was $92,000,656 or 4.4% of the Fund’s net assets. As of April 30, 2023, the Kopernik International Fund valued in accordance with fair value procedures was $32,635,502 or 5.3% of the Fund’s net assets.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Funds calculate their net asset values. The closing prices of such securities may no longer reflect their market value at the time the Funds calculate net asset values if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.

The Funds use Intercontinental Exchange Data Pricing & Reference Data, LLC. (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

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In accordance with authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of April 30, 2023. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Asset	Fair Value at April 30, 2023	Valuation Techniques	Unobservable Inputs	Inputs

Kopernik Global All-Cap Fund
Common Stock	$2,335,293	Adjusted Trade Price	Discount Rate	85%
Common Stock	$88,272,552	Adjusted Trade Price	Discount Rate	70%
Rights	$1,392,811	Adjusted Recent Trade Price	Adjusted Vendor Pricing	$0.75

Asset	Fair Value at April 30, 2023	Valuation Techniques	Unobservable Inputs	Inputs

Kopernik International Fund
Common Stock	$32,635,502	Adjusted Trade Price	Discount Rate	70%

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The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2023, the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are accreted and amortized.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the

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amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (loss) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. There were no forward foreign currency contracts for the six months ended April 30, 2023.

Options Written/Purchased — The Funds may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. Any realized or unrealized gains (loss) during the period are presented on the Statements of Operations. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. The Kopernik Global All-

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Cap Fund had open option contracts as of April 30, 2023 as disclosed in the Funds’ Schedule of Investments.

For the six months ended April 30, 2023, the quarterly average balances of options held by the Kopernik Global All-Cap Fund was as follows:

Average Quarterly Market Value Contracts Purchased	$9,943,751

Average Quarterly Market Value Contracts Written	$—

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds distribute substantially all of their net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

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4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended April 30, 2023, the Kopernik Global All-Cap Fund and Kopernik International Fund paid $677,700 and $216,397, respectively, for these services.

The Funds have adopted a distribution plan with respect to the Class A Shares and Investor Class Shares in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Because these fees are paid out of the Funds’ assets continuously, over time, these fees will increase the cost of your investment. Under the distribution plan, the Funds may receive up to 0.25% of the average daily net assets of the Class A Shares and Investor Class Shares as compensation for distribution and shareholder services.

SS&C Global Investor & Distribution Solutions, Inc. (formerly, DST Asset Manager Solutions, Inc.) serves as transfer agent and dividend disbursing agent for the Fund under the transfer agency agreement with the Trust.

During the six months ended April 30, 2023, the Kopernik Global All-Cap Fund and Kopernik International Fund earned cash management credits of $11,706 and $5,583, respectively, which were used to offset transfer agent expenses. These amounts are labeled “Fees Paid Indirectly” on the Statements of Operations.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds at a fee calculated at an annual rate of 0.90% of the Funds’ average daily net assets. The Adviser has contractually agreed (effective November 1, 2013 for the Kopernik Global All-Cap Fund and June 30, 2015 (revised February 8, 2017 and March 1, 2018) for the Kopernik International Fund) to reduce its fees and/ or reimburse expenses in order to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding certain levels as set forth below until February 28, 2024 (the “Contractual Expense Limit”). Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the six months ended April 30, 2023. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2024.

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	Class A Shares	Class I Shares	Investor Class Shares
Kopernik Global All-Cap Fund	1.35%	1.10%	N/A

Kopernik International Fund	N/A	1.10%	1.35%

N/A - Not Applicable

Prior to March 1, 2018, the Contractual Expense Limit for the Kopernik International Fund was 0.70% for Investor Class Shares and 0.45% for Class I Shares.

If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may receive from the Funds the difference between the total annual fund operating expenses (not including excluded expenses) and the Contractual Expense Limit to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any other agreement) was in place.

For the six months ended April 30, 2023, the Funds have completed recapturing previously waived fees by the Adviser.

6. Share Transactions:

Kopernik Global All-Cap Fund	Six Month Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

Shares Transactions:

Class A Shares

Issued	1,062,337	1,920,273

Reinvestment of Distributions	666,457	456,886

Redeemed	(993,143)	(2,919,569)

Increase (Decrease) in Class A Shares	735,651	(542,410)

Class I Shares

Issued	44,007,446	33,658,531

Reinvestment of Distributions	13,673,229	9,998,794

Redeemed	(38,894,865)	(35,093,009)

Increase in Class I Shares	18,785,810	8,564,316

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2023
(Unaudited)

Kopernik International Fund	Six Month Period Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

Shares Transactions:

Class I Shares

Issued	14,664,596	26,144,794

Reinvestment of Distributions	722,705	1,554,403

Redeemed	(14,533,921)	(19,965,757)

Increase in Class I Shares	853,380	7,733,440

Investor Shares

Issued	484,400	843,964

Reinvestment of Distributions	18,996	30,842

Redeemed	(171,962)	(371,561)

Increase in Investor Shares	331,434	503,245

7. Investment Transactions:

For the six months ended April 30, 2023, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Kopernik Global All-Cap Fund	$313,041,180	$ 532,561,706
Kopernik International Fund	136,434,168	174,390,662

There were no purchases or sales of long-term U.S. Government securities.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain or (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2023
(Unaudited)

The tax character of dividends and distributions declared for the Funds during the years ended October 31, 2022 and October 31, 2021 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total

Kopernik Global All-Cap Fund
2022	$190,465,339	$6,509,988	$196,975,327
2021	66,092,900	—	66,092,900

Kopernik International Fund
2022	$28,113,609	$5,054,941	$33,168,550
2021	6,321,991	1,122,394	7,444,385

As of October 31, 2022, the components of distributable losses on a tax basis were as follows:

	Kopernik Global All-Cap Fund	Kopernik International Fund
Undistributed Ordinary Income	$13,817,457	$3,819,849
Undistributed Long-Term Capital Gains	175,063,857	8,177,101
Unrealized Depreciation	(366,327,513)	(113,771,121)
Other Temporary Differences	(11)	(4)

Total Accumulated Losses	$(177,446,210)	$(101,774,175)

The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2023, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
Kopernik Global All-Cap Fund	$2,054,981,554	$350,436,923	$ (429,487,308)	$ (79,050,385)
Kopernik International Fund	631,460,383	84,958,512	(109,355,543)	(24,397,031)

9. Risks:

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. The principal risk factors affecting shareholders’ investments in the Funds are set forth below. The following risks pertain to the Funds, unless otherwise noted.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2023
(Unaudited)

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Depositary Receipts Risk — Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Equity Risk — Since the Funds purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Funds invest, which in turn could negatively impact the Funds’ performance and cause losses on your investment in the Funds. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Foreign Currency Risk — As a result of the Funds’ investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to foreign currency risk. Foreign currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar, in which case, will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected.

Foreign/Emerging and Frontier Market Security Risk — Non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. Non-U.S. securities are also subject to risks associated with the potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Funds to sell such investments at inopportune times, which could result in losses to the Funds. These additional risks may be heightened with respect to emerging and frontier market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2023
(Unaudited)

Geographic Focus Risk — To the extent that a large portion of their portfolios is invested in a particular country or region, the Funds may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, the Funds may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Liquidity Risk — Certain securities, including privately placed securities and securities of emerging or frontier market issuers, may be difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Funds or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Sanctions Risk — On February 24, 2022, Russia launched a large-scale invasion of Ukraine, significantly amplifying already existing geopolitical tensions. Russia’s actions and the resulting responses by the United States and other countries could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia, certain Russian individuals, banking entities and corporations, and Belarus as a response to Russia’s invasion of Ukraine and may impose sanctions on other countries. The extent and duration of the war in Ukraine and the longevity and severity of sanctions remain unknown, but they could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas, throughout the world. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Fund. The sanctions and/or any retaliatory action by Russia could also require the Fund to freeze any existing investments in Russian companies or prohibit the Fund from selling or transacting in these investments and could potentially impact the Fund’s liquidity. In general terms, the overall negative impact to the Fund will depend on the extent to which the Fund is prohibited from selling or otherwise transacting in its investments at any given time and whether a fair market valuation can be readily obtained, particularly for any Russia currency-denominated investments and investments in U.S. dollar-denominated depositary receipts representing securities of Russian issuers.

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Funds invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2023
(Unaudited)

than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange. The market for small and medium capitalization companies may be less liquid than the market for larger capitalization companies.

Valuation Risk — Valuation risk is the risk that certain securities may be difficult to value and/or valued incorrectly. This risk may be especially pronounced for investments that may be illiquid or may become illiquid.

10. Concentration of Shareholders:

At April 30, 2023, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of omnibus accounts that were held on behalf of multiple underlying shareholders was as follows:

	No. of Shareholders	% Ownership

Kopernik Global All-Cap Fund, Class A Shares	3	55%

Kopernik Global All-Cap Fund, Class I Shares	4	66%

Kopernik International Fund, Class I Shares	4	78%

Kopernik International Fund, Investor Class Shares	2	81%

11. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of April 30, 2023.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2023

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2022 to April 30, 2023).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK FUNDS
APRIL 30, 2023

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/22	Ending Account Value 4/30/23	Annualized Expense Ratios	Expenses Paid During Period*

Kopernik Global All-Cap Fund

Actual Fund Return

Class A Shares	$1,000.00	$1,162.80	1.27%	$6.81

Class I Shares	1,000.00	1,164.80	1.02	5.47

Hypothetical 5% Return

Class A Shares	$1,000.00	$1,018.50	1.27%	$6.36

Class I Shares	1,000.00	1,019.74	1.02	5.11

Kopernik International Fund

Actual Fund Return

Class I Shares	$1,000.00	$1,202.40	1.03%	$5.62

Investor Shares	1,000.00	1,200.70	1.28	6.98

Hypothetical 5% Return

Class I Shares	$1,000.00	$1,019.69	1.03%	$5.16

Investor Shares	1,000.00	1,018.45	1.28	6.41

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period shown).

Kopernik Funds

c/o SS&C Global Investor & Distribution Solutions, Inc.

P.O. Box 219009

Kansas City, MO 64121-9009

855-887-4KGI

Adviser:

Kopernik Global Investors, LLC

Two Harbour Place

302 Knights Run Avenue, Suite 1225

Tampa, Florida 33602

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

KGI-SA-001-1000

(b)	Not applicable.

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.    Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie President

Date: July 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie President

Date: July 7, 2023

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Treasurer, Controller, and CFO

Date: July 7, 2023